Long Term Investment	12 Months Ended
Sep. 30, 2022
Long Term Investment [Abstract]
Long term investment

7. Long term investment

Long term investment represents the Company’s convertible debt (receivable) due from Davis College Inc. Pursuant to the convertible debt agreement between the Company’s and Davis College Inc., the Company has the right to convert its convertible debt security into 100% of the shares of Davis College, Inc. prior to December 31, 2022. The table below outlines the movement of long-term investment:

September 30, 2022
USD$
As of September 30, 2021	-
Acquisition of AEGC (Note 3)	4,828,123
Additional investment	258,290
Balance as of September 30, 2022	$5,086,413